Fees Summary	Sep. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,409,940.00
Total Fee Amount	1,575.72
Total Offset Amount	0.00
Net Fee	$ 1,575.72
Offering Table N/A
Offset Table N/A	N/A